Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING EXPENSES:
Research and development	$ 13,774	$ 14,776	$ 27,642	$ 27,790
General and administrative	4,318	5,770	9,003	11,725
Total operating expenses	18,092	20,546	36,645	39,515
Loss from operations	(18,092)	(20,546)	(36,645)	(39,515)
OTHER INCOME, NET:
Other income	1,212	3,271	2,303	4,900
Total other income, net	1,212	3,271	2,303	4,900
Loss before provision for income taxes	(16,880)	(17,275)	(34,342)	(34,615)
Benefit (Provision) for income taxes	34	(14)	(10)	(29)
Net loss	(16,846)	(17,289)	(34,352)	(34,644)
Other comprehensive income:
Foreign exchange translation adjustment	3,817	(19,302)	7,794	(26,979)
Comprehensive loss	$ (13,029)	$ (36,591)	$ (26,558)	$ (61,623)
Net loss per share attributable to ordinary shareholders-basic	$ (0.42)	$ (0.44)	$ (0.86)	$ (0.89)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.42)	$ (0.44)	$ (0.86)	$ (0.89)
Weighted average ordinary shares outstanding-basic	39,899,944	39,104,375	39,816,528	38,998,686
Weighted average ordinary shares outstanding-diluted	39,899,944	39,104,375	39,816,528	38,998,686